Non-current assets held for sale and discontinued operations - Cash flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities:
(Loss) profit for the year		$ (249,758)	$ (285,640)	[1]	$ 24,573	[1],[2]
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)		21,939	(40,528)	[1]	24,235	[1]
Depreciation and amortization charges, operating allowances and write-downs		108,189	123,024	[1]	119,137	[1]
Gain on disposal of discontinued operations		5,399	(85,101)	[1]
Changes in operating assets and liabilities:
Decrease (increase) in inventories		114,585	91,531	[1]	(101,024)	[1]
Other, net		14,473	(45,878)	[1]	(25,901)	[1]
Income tax paid		11,831	(3,589)	[1]	(36,408)	[1]
Net cash (used) provided by operating activities		154,268	(31,194)	[1]	116,795	[1]
Payments due to investments:
Property, plant and equipment		(30,257)	(32,445)	[1]	(106,136)	[1]
Net cash provided (used) by investing activities		(31,940)	165,910	[1]	(85,875)	[1]
Cash flows from financing activities:
Other inflows (outflows) of cash, classified as financing activities		(2,863)	(8,526)	[1]	(13,880)	[1]
Net cash (used) provided by financing activities		(113,333)	(224,005)	[1]	10,285	[1]
Total net cash flows for the year		8,995	(89,289)	[1]	41,205	[1]
Beginning balance of cash and cash equivalents		94,852
Ending balance of cash and cash equivalents		102,714	94,852
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Cash flows from operating activities:
(Loss) profit for the year		(5,399)	84,637
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)			1,015
Depreciation and amortization charges, operating allowances and write-downs			2,830
Net finance expense			6,433		4,440
Gain on disposal of discontinued operations	$ (85,102)	5,399	(85,102)
Changes in operating assets and liabilities:
Decrease (increase) in trade and other receivables			(10,341)
Decrease (increase) in inventories			2
Increase / (Decrease) in accounts payable			89
Other, net		(24)	69,243
Interest paid			(2,307)
Net cash (used) provided by operating activities		(24)	66,499
Payments due to investments:
Property, plant and equipment			(126)
Net cash provided (used) by investing activities			(126)
Cash flows from financing activities:
Other inflows (outflows) of cash, classified as financing activities			(66,457)
Net cash (used) provided by financing activities			(66,457)
Total net cash flows for the year		(24)	(84)
Beginning balance of cash and cash equivalents		$ 24	108
Ending balance of cash and cash equivalents			$ 24		$ 108

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.
[2]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).